Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Aggregate net amounts of lease and maintenance expenses	$ 830	$ 863	$ 912
Administrative and IT services amount	33	30	49
Aggregate amounts	446	52
Salary expenses	119	112	108
Affiliates amount of related party	$ 121	$ 67	$ 288